Schedule of changes in treasury shares (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance	62,585,836	62,585,836	62,126,623
Amount, balance at beginning of the year | ₨		₨ (892,241)	₨ (1,163,075)
Number of shares, outstanding, ending balance	63,647,927	63,647,927	62,585,836
Amount, balance at end of the year	$ (8,750)	₨ (719,319)	₨ (892,241)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance	999	999	999
Amount, balance at beginning of the year | ₨		₨ 11,219	₨ 11,219
Numbers of shares, exercise of options
Amount, exercise of options | ₨
Number of shares, outstanding, ending balance	999	999	999
Amount, balance at end of the year | ₨		₨ 11,219	₨ 11,219